Consolidated Statements of Changes in Shareholder's Equity	CNY (¥)	USD ($)	Class A and B Ordinary Shares [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Accumulated Other Comprehensive Loss/ Foreign Currency Translation Adjustment [Member] CNY (¥)	Retained earnings/ (accumulated deficit) [Member] CNY (¥)	Total Qudian Inc. shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained earnings/ (accumulated deficit) [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] Total Qudian Inc. shareholders' equity CNY (¥)
Beginning Balance at Dec. 31, 2017	¥ 9,540,366,801		¥ 220,976	¥ (421,164,802)	¥ 7,571,703,230	¥ (77,947,461)	¥ 2,467,554,858	¥ 9,540,366,801
Beginning balance, Number of shares at Dec. 31, 2017 | shares			325,838,455
Canceled Shares			¥ (18,088)	1,469,256,944	(1,469,238,856)
Repurchase of ordinary shares, value	(1,410,222,466)			(1,410,222,466)				(1,410,222,466)
Repurchase of ordinary shares, Number of shares | shares			(33,237,759)
Vesting of share options held by Share Based Payment Trust			¥ 2,141		(2,141)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			3,466,307
Exercise of share options	2,458		¥ 249		2,209			2,458
Exercise of share options, Number of shares | shares			377,085
Share-based compensation (Note 20)	57,981,487				57,981,487			57,981,487
Other comprehensive income (loss)	33,089,222					33,089,222		33,089,222
Net income	2,491,316,213						2,491,316,213	2,491,316,213
Ending Balance at Dec. 31, 2018	10,820,613,256		¥ 205,278	(362,130,324)	6,160,445,929	(44,858,239)	5,066,950,612	10,820,613,256
Ending balance, Number of shares at Dec. 31, 2018 | shares			296,444,088
Adjustments due to the adoption | ASU 2014-09										¥ 108,079,541	¥ 108,079,541	¥ 108,079,541
Canceled Shares			¥ (30,918)	2,087,241,398	(2,087,210,480)
Repurchase of ordinary shares, value	(2,087,241,398)			(2,087,241,398)				(2,087,241,398)
Repurchase of ordinary shares, Number of shares | shares			(44,343,126)
Vesting of share options held by Share Based Payment Trust			¥ 702		(702)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			1,037,500
Exercise of share options	4,322		¥ 412		3,910			4,322
Exercise of share options, Number of shares | shares			591,564
Share-based compensation (Note 20)	87,299,053				87,299,053			87,299,053
Purchase of capped call option shares, value	(192,804,602)				(192,804,602)			(192,804,602)
Other comprehensive income (loss)	31,893,073					31,893,073		31,893,073
Net income	3,264,287,925						3,264,287,925	3,264,287,925
Ending Balance at Dec. 31, 2019	11,924,051,629		¥ 175,474	(362,130,324)	3,967,733,108	(12,965,166)	8,331,238,537	11,924,051,629
Ending balance, Number of shares at Dec. 31, 2019 | shares			253,730,026
Adjustments due to the adoption	8,331,238,537
Issuance of shares by the Company's subsidiary	10,000,000								¥ 10,000,000
Repurchase of ordinary shares, value	(15,528,092)			(15,528,092)				(15,528,092)
Repurchase of ordinary shares, Number of shares | shares			(1,495,291)
Vesting of share options held by Share Based Payment Trust			¥ 389		(389)
Vesting of share options held by Share Based Payment Trust, Number of shares | shares			562,500
Exercise of share options	431		¥ 25	6,107,285	(6,106,879)			431
Exercise of share options, Number of shares | shares			207,963
Share-based compensation (Note 20)	45,633,820				45,633,820			45,633,820
Other comprehensive income (loss)	(38,454,600)	$ (5,893,426)				(38,454,600)		(38,454,600)
Net income	958,818,661	146,945,389					958,818,661	958,818,661
Ending Balance at Dec. 31, 2020	11,909,843,851	1,825,263,424	¥ 175,888	¥ (371,551,131)	¥ 4,007,259,660	¥ (51,419,766)	¥ 8,315,379,200	¥ 11,899,843,851	¥ 10,000,000
Ending balance, Number of shares at Dec. 31, 2020 | shares			253,005,198
Adjustments due to the adoption	¥ 8,315,379,200	$ 1,274,387,616
Adjustments due to the adoption | Adjustments due to the adoption of Topic 326										¥ (974,677,998)	¥ (974,677,998)	¥ (974,677,998)